Fair Value Measurement - Fair Value Measurement Bond Portfolio (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Gross Bond portfolio	$ 9,826,888	$ 9,079,442	$ 8,379,708
Fair Value Measurement Level 3
Gross Bond portfolio	$ 9,826,888	$ 9,079,442	$ 8,379,708